Contract costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contract With Customer1 [Abstract]
Opening balance	$ 707	$ 636
Incremental costs of obtaining a contract and contract fulfillment costs	602	567
Amortization included in operating costs	(523)	(477)
Impairment charges included in operating costs	(3)	(19)
Ending balance	$ 783	$ 707
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	12 months
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	84 months